DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2019
Description Of Business And Nature Of Operations
DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS

Silver Elephant Mining Corp. (formerly Prophecy Development Corp.) (the “Company”) is incorporated under the laws of the province of British Columbia, Canada. The Company’s common shares (the “Shares”) are listed for trading on the Toronto Stock Exchange (the “TSX”) under the symbol “ELEF”, the OTCQX® Best Market under the symbol “SILEF”, and the Frankfurt Stock Exchange under the symbol “1P2N”.

The Company is an exploration stage company. The Company holds a mining joint venture interest in the Pulacayo Paca silver-lead-zinc property located in Bolivia. The Company also has a 100% interest in two vanadium projects in North America including the Gibellini vanadium project which is comprised of the Gibellini and Louie Hill vanadium deposits and associated claims located in the State of Nevada, USA and the Titan vanadium-titanium-iron property located in the Province of Ontario, Canada. The Company also has a 100% interest in the Ulaan Ovoo coal property located in Selenge province, Mongolia and a 100% interest in the Chandgana Tal coal property and Khavtgai Uul coal property located in Khentii province, Mongolia.

The Company maintains its registered and records office at Suite 1610 – 409 Granville Street, Vancouver, British Columbia, Canada, V6C 1T2.

These consolidated audited annual financial statements have been prepared under the assumption that the Company is a going concern, which contemplates the realization of assets and the payment of liabilities in the ordinary course of business. The Company has a deficit of $180 million.

The business of mineral exploration involves a high degree of risk and there can be no assurance that the Company’s current operations, including exploration programs, will result in profitable mining operations. The recoverability of the carrying value of mineral properties, and property and equipment interests and the Company’s continued on going existence is dependent upon the preservation of its interest in the underlying properties, the discovery of economically recoverable reserves, the achievement of profitable operations, the ability of the Company to raise additional sources of funding, and/or, alternatively, upon the Company’s ability to dispose of some or all of its interests on an advantageous basis. Additionally, the current capital markets and general economic conditions are significant obstacles to raising the required funds. These conditions may cast significant doubt upon the Company’s ability to continue as a going concern.

In assessing whether the going concern assumption is appropriate, management takes into account all available information about the future, which is at least, but not limited to, twelve months from the end of the reporting period. Management is aware, in making its assessment, of uncertainties related to events or conditions that may cast significant doubt upon the entity’s ability to continue as a going concern that these uncertainties are material and, therefore, that it may be unable to realize its assets and discharge its liabilities in the normal course of business. Accordingly, they do not give effect to adjustments that would be necessary should the Company be unable to continue as a going concern and therefore to realize its assets and discharge its liabilities and commitments in other than the normal course of business and at amounts different from those in the accompanying financial statements. These adjustments could be material.